UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.9%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,500	$1,651,245
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	623,359
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,908,367
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,851,613
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,610,865
University of Virginia, 5.00%, 6/1/40	1,500	1,570,185

		$9,215,634

Electric Utilities — 2.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$370,511
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,403,740
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	753,657
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	574,895

		$3,102,803

Escrowed/Prerefunded — 8.4%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,451,416
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,776,735
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	712,994
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	274,480
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	2,045	2,201,483
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	665	715,886
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	540,415
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	119,196
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,419,516
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,058,100

		$11,270,221

General Obligations — 21.7%
California, 5.00%, 12/1/30	$610	$703,403
California, 5.00%, 10/1/33	2,150	2,469,426
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,808,503
Clark County, NV, 5.00%, 7/1/33	500	560,390
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,060,550
Hawaii, 5.00%, 12/1/29	955	1,073,716
Hawaii, 5.00%, 12/1/30	380	424,969
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,174,540
Mississippi, 5.00%, 10/1/36(1)	1,725	1,927,929

Security	Principal Amount (000’s omitted)	Value
New York, 5.00%, 2/15/34(1)	$2,750	$3,058,743
New York, NY, 5.00%, 8/1/31	2,000	2,262,860
Oregon, 5.00%, 8/1/36	1,000	1,112,140
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	2,110	2,393,626
Washington, 5.00%, 2/1/35(1)	5,250	5,904,990

		$28,935,785

Hospital — 6.3%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$406,462
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	685,811
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,735,814
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/46	2,500	2,710,875
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,695	2,842,524

		$8,381,486

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$607,055

		$607,055

Insured-Electric Utilities — 4.6%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,288,585
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	818,635

		$6,107,220

Insured-Escrowed/Prerefunded — 19.2%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,093,010
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	1,750	1,825,478
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	716,485
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	449,140
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	708,642
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,315,720
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,332,675
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	1,555	1,571,281
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	329,973
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	611,720
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	229,742
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	464,954
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	3,000,662
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,418,220
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	140,868
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,587,474

Security	Principal Amount (000’s omitted)	Value
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	$3,900	$4,133,259
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,720,527

		$25,649,830

Insured-General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$936,960

		$936,960

Insured-Hospital — 8.8%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,500	$1,564,650
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,619,200
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), Prerefunded to 7/1/17, 5.25%, 7/1/32	2,090	2,126,888
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	495	516,201
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,433,580
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,437,540

		$11,698,059

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,435,743

		$1,435,743

Insured-Lease Revenue/Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,270,890
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	5	5,292

		$1,276,182

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,170,407
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,107,420

		$2,277,827

Insured-Solid Waste — 0.4%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$530	$578,553

		$578,553

Insured-Special Tax Revenue — 5.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,503,790
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,074,238
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	885,558

		$7,463,586

Insured-Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,060	$1,132,080

		$1,132,080

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 19.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$292,474
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	450,588
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	202,552
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	112,920
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,708,900
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,633,276
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,356,704
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)(2)	10,000	10,450,400
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,087,090
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	578,586
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,094,506
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	271,555
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	308,827
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	218,421
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,611,379

		$26,378,178

Insured-Water and Sewer — 5.9%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,685,080
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	105	107,990
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	341,283
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,258,070
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	256,445
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	216,462
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	265,241
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	214,289
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,329,561
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,915

		$7,895,336

Lease Revenue/Certificates of Participation — 10.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,397,462
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,559,850
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,186,338

		$14,143,650

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,451,554
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	274,789

		$1,726,343

Special Tax Revenue — 10.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,182,445
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	461,712
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	244,618
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,073,565

Security	Principal Amount (000’s omitted)	Value
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$750	$950,370
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39(1)	1,750	1,563,083
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,294,380
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	526,873
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,934,403

		$14,231,449

Transportation — 18.2%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,101,710
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	743,834
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,148,598
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,850,159
Illinois Toll Highway Authority, 5.00%, 12/1/31	375	423,679
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	516,652
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	720,111
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	977,389
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,233,081
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,536,838
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	130,238
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,072,450
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,196,249
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	90	97,234
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	230	248,329
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	366,762
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	161,153
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,342,614
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,600	1,819,104
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,075,300
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,879,937
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,607,675

		$24,249,096

Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,680,535
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	410,852
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	320,406
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,556,840

		$6,968,633

Total Tax-Exempt Investments — 161.6% (identified cost $201,940,616)		$215,661,709

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.6)%		$(4,750,686)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (29.9)%		$(39,950,000)

Other Assets, Less Liabilities — (28.1)%		$(37,486,533)

Net Assets Applicable to Common Shares — 100.0%		$133,474,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At December 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.5%
Others, representing less than 10% individually	84.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 43.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,394,780.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Mar-17	$(4,410,880)	$(4,369,031)	$41,849

						$41,849

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $41,849.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,930,033

Gross unrealized appreciation	$15,247,466
Gross unrealized depreciation	(1,110,790)

Net unrealized appreciation	$14,136,676

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$215,661,709	$—	$215,661,709
Total Investments	$—	$215,661,709	$—	$215,661,709
Futures Contracts	$41,849	$—	$—	$41,849
Total	$41,849	$215,661,709	$—	$215,703,558

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017